THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 March 2, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Mid-Cap Value Fund (the "Fund")
     (File Nos. 33-34801 and 811-06106)
     CIK No. 0000863334

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 15 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001016964-00-000032) on February 28, 2000.

     If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,



                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Ms. Victoria J. Caviasca
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Mr. Timothy F. Silva